Advance to Suppliers - Schedule of Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Advance to Suppliers - Schedule of Allowance for Doubtful Accounts (Details) [Line Items]
Balance at beginning of the year	¥ (8,472)	$ (1,161)	¥ (8,366)
Additional (allowance)/reversal for expected credit losses | $		21
Balance at the end of the year	(8,323)	$ (1,140)	(8,472)	¥ (8,366)
Previously Reported [Member]
Advance to Suppliers - Schedule of Allowance for Doubtful Accounts (Details) [Line Items]
Balance at beginning of the year	(8,472)		(8,366)
Additional (allowance)/reversal for expected credit losses	149		(106)	(8,366)
Balance at the end of the year	¥ (8,323)		¥ (8,472)	¥ (8,366)